SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended
	Jul. 25, 2023	Jul. 10, 2023	May 30, 2023	May 14, 2023	May 12, 2023	May 07, 2023	Feb. 02, 2023	Dec. 28, 2022	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Aug. 09, 2023	Jul. 15, 2023	May 17, 2023	Apr. 13, 2023	Feb. 06, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Shares issued upon conversion							14,705,890	9,578,040
Accrued interest					$ 0.10
Common Stock, Shares Authorized										300,000,000							75,000,000	75,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued										1,946,410	240,000
Class E Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants			11,972,550											14,705,880
Share price			$ 0.10
Warrants, excercise price					0.10
Class F Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants			11,972,550											14,705,880
Share price			$ 0.20
Warrants, excercise price					$ 0.20
Class C Warrant [Member]
Subsequent Event [Line Items]
Warrants outstanding															$ 16,538,486
Hexin Cancellation Agreement [Member]
Subsequent Event [Line Items]
Shares issued			9,578,040
Principal amount			$ 957,804
Shares issued upon conversion			9,578,040
Accrued interest			$ 0.10
Walleye Opportunities Master Fund Ltd. [Member]
Subsequent Event [Line Items]
Subscription paid				$ 1,000,000
Shares issued				11,764,710
Principal amount				$ 1,176,471
Shares issued upon conversion				11,764,710
Maturity date							May 07, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscription paid		$ 1,000,000
Shares issued		11,764,710
Principal amount		$ 1,176,471
Share price													$ 0.10
Net proceeds		$ 730,000
Maturity date	Jul. 25, 2025
Defaults of covenants, description									If an event constituting an event of default under the Note occurs, including non-payment, defaults of covenants, an adverse judgment for payment of $500,000 or more, defaults on certain other indebtedness, bankruptcy-type events, or failure to maintain directors and officers insurance coverage of at least $1,000,000, and such event of default is not cured with the period specified, the obligations of the Company under the Note will become subject to immediate repayment obligations.
Subsequent Event [Member] | Placement Agent Warrant [Member]
Subsequent Event [Line Items]
Warrants, excercise price													0.10
Subsequent Event [Member] | Univest [Member]
Subsequent Event [Line Items]
Shares issued upon conversion	1,683,131
Principal amount	$ 137,984
Subsequent Event [Member] | Univest [Member] | Placement Agent Warrant [Member]
Subsequent Event [Line Items]
Excercise of common stock	4,048,782
Subsequent Event [Member] | Mr Richamond [Member]
Subsequent Event [Line Items]
Shares issued upon conversion	2,524,697
Principal amount	$ 206,975
Excercise of common stock	300,000
Subsequent Event [Member] | Mr Richamond [Member] | Placement Agent Warrant [Member]
Subsequent Event [Line Items]
Excercise of common stock	6,073,182
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt principal payment						$ 1,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt principal payment						$ 1,250,000
Subsequent Event [Member] | Class E Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants		14,705,880
Share price		$ 0.10
Subsequent Event [Member] | Class F Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants		14,705,880
Share price		$ 0.20
Subsequent Event [Member] | Class C Warrant [Member]
Subsequent Event [Line Items]
Warrants, excercise price													$ 0.10
Subsequent Event [Member] | Common Class C [Member] | Univest [Member]
Subsequent Event [Line Items]
Excercise of common stock	3,548,148
Subsequent Event [Member] | Common Class C [Member] | Mr Richamond [Member]
Subsequent Event [Line Items]
Excercise of common stock	5,322,223
Subsequent Event [Member] | Common Class D [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Subordinated convertible promissory note																$ 1,000,000
Subsequent Event [Member] | Hexin Cancellation Agreement [Member]
Subsequent Event [Line Items]
Accrued interest		$ 0.10
Subsequent Event [Member] | Capital Event Amendment [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized												300,000,000
Subsequent Event [Member] | Capital Event Amendment [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized												2,000,000,000
Subsequent Event [Member] | Walleye Opportunities Master Fund Ltd. [Member]
Subsequent Event [Line Items]
Shares issued upon conversion		11,764,710
Private Placement [Member]
Subsequent Event [Line Items]
Warrants outstanding					$ 10,000,000
Purchase of warrants					100,000,000
Warrants, excercise price					$ 0.10
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants outstanding		$ 10,000,000
Purchase of warrants		100,000,000